Neuberger&Berman
Advisers Management Trust
Joint Prospectus

Supplement to the Prospectus dated May 1, 1997, as previously supplemented June 3, 1997.




     The following replaces the paragraph for AMT Growth Investments and AMT Balanced Investments (equity portion) on page 35 of the Prospectus:

     AMT Growth Investments and AMT Balanced Investments (equity portion) - Jennifer K. Silver. Ms. Silver is a Vice President of N&B Management, a principal of Neuberger&Berman and Director of the Neuberger&Berman Growth Equity Group. She is responsible for AMT Growth Investments and AMT Balanced Investments (equity portion) as of July 15, 1997. Previously, she was portfolio manager for several large mutual funds managed by a prominent investment adviser.

                                   The date of this supplement is July 15, 1997.

Neuberger&Berman
Advisers Management Trust
Growth Portfolio Prospectus

Supplement to the Prospectus dated May 1, 1997



     The following  replaces the third paragraph  under the heading  "Investment
Manager,  Administrator,   Sub-Adviser  and  Distributor"  on  page  16  of  the
Prospectus:

     Jennifer K. Silver is primarily responsible for the day-to-day management of AMT Growth Investments. Ms. Silver is a Vice President of N&B Management, a principal of Neuberger&Berman and Director of the Neuberger&Berman Growth Equity Group. She is responsible for AMT Growth Investments as of July 15, 1997. Previously, she was portfolio manager for several large mutual funds managed by a prominent investment adviser.

                                   The date of this supplement is July 15, 1997.

Neuberger&Berman
Advisers Management Trust
Balanced Portfolio Prospectus

Supplement to the Prospectus dated May 1, 1997



     The following  replaces the fifth paragraph  under the heading  "Investment
Manager,  Administrator,   Sub-Adviser  and  Distributor"  on  page  19  of  the
Prospectus:

     Jennifer K. Silver is primarily responsible for the day-to-day management of the equity securities portion of AMT Balanced Investments. Ms. Silver is a Vice President of N&B Management, a principal of Neuberger&Berman and Director of the Neuberger&Berman Growth Equity Group. She is responsible for the equity securities portion of AMT Balanced Investments as of July 15, 1997. Previously, she was portfolio manager for several large mutual funds managed by a prominent investment adviser.

                                   The date of this supplement is July 15, 1997.